Lease Liabilities - Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) $ in Thousands	Jun. 30, 2025 CAD ($)
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	$ 58,825
Not later than one year [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	2,131
Later than one year [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	4,730
Later than two years and not later than three years [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	4,642
Later than three years and not later than four years [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	4,495
Later than four years and not later than five years [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	4,797
Later than five years [Member]
Schedule of Undiscounted Contractual Cash Flows of the Lease Liabilities [Line Items]
Lease Liabilities	$ 38,030